Other equity instrument investments	12 Months Ended
Dec. 31, 2019
Other equity instrument investments [abstract]
Other equity instrument investments
10	Other equity instrument investments

	31 December 2019	31 December 2018

Equity securities designated at FVOCI (non-recycling)
Listed security	8,390	8,558
Unlisted securities
10% of Shanxi Xishan Jinxing Energy Co., Ltd. (“JinXing”)	-	1,085,462
9.09% of Ganlong Double-track Railway Co., Ltd.	678,565	924,453
Others	92,263	64,946
Subtotal	770,828	2,074,861

Total	779,218	2,083,419

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

In August 2019, the Group sold its equity interest in Jinxing to a third party. The fair value on the date of sale was RMB1,250 million and the accumulated fair value gain recognised in other comprehensive income of RMB502 million was transferred to retained earnings.